CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EXPENSES
Amortization	$ 138,304	$ 124,957	$ 139,323
Exploration	466,439	360,997	738,123
General and administrative	282,294	395,068	424,799
LOSS BEFORE OTHER ITEMS	(887,037)	(881,022)	(1,302,245)
OTHER ITEMS
Foreign exchange loss	(234,063)	(29,516)	(19,086)
Interest expense		(1,008)	(14,540)
Net (loss) gain on trading securities	(31,723)	43,551	31,612
Other income	15,896	9,006	8,989
Recovery of gold	2,791,014	1,312,921	828,559
Change in fair value warrant derivative liability	(114,793)		(1,000)
Total other items	2,426,331	1,334,954	834,534
Consolidated income (loss) for the year	1,539,294	453,932	(467,711)
Net gain attributable to non-controlling interest	(233,111)	(98,077)	(13,173)
Net income (loss) attributable to Xtra-Gold Resources Corp.	$ 1,306,183	$ 355,855	$ (480,884)
Basic income (loss) attributable to common shareholders per common share	$ 0.03	$ 0.01	$ (0.01)
Diluted income (loss) attributable to common shareholders per common share	$ 0.03	$ 0.01	$ (0.01)
Basic weighted average number of common shares outstanding	47,089,027	47,948,596	47,256,630
Diluted weighted average number of common shares outstanding	49,405,027	51,339,216	47,256,630